Fair value measurement and financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Liabilities Measured on Recurring Basis	The following table summarizes Sonder’s Level 3 financial liabilities measured at fair value on a recurring basis (in thousands):

	Level 3
	December 31,
	2021	2020
Financial liabilities:
Current liabilities:
Share-settled redemption feature	$30,322	$—
Other non-current liabilities:
Preferred stock warrant liabilities	3,288	1,140
Total financial liabilities measured and recorded at fair value	$33,610	$1,140

Schedule of Financial Liabilities Measured at Fair Value
The following table presents additional information about Sonder’s financial liabilities that are measured at fair value for which it has utilized Level 3 inputs to determine fair value (in thousands):

	Level 3
	December 31,
	2021	2020
Beginning balance	$1,140	$822
Additions for new instruments issued	45,156	292
Increase in fair value of preferred stock warrants	2,148	26
Decrease in fair value of share-settled redemption feature	(14,834)	—
Total financial liabilities measured and recorded at fair value	$33,610	$1,140

Schedule of Key Inputs for Valuation of Level 3 Liabilities
The following table presents quantitative information on significant Level 3 liabilities (in thousands):

	December 31, 2021
	Fair value (in thousands)	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average
Liabilities:
Preferred stock warrants	$3,288	Probability-Weighted Expected Return Method (PWERM)	Probability of SPAC transaction	—%	95%	N/A
			Expected transaction date	1/18/22	1/18/22	N/A
Share-settled redemption feature	30,322	PWERM	Probability of SPAC transaction	—%	95%	N/A
			Expected transaction date	1/18/22	1/18/22	N/A